Liabilities arising from insurance contracts - Insurance income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities arising from insurance contracts
Gross premiums written	$ 2,384,000	$ 7,203,000	$ 4,707,000
Gross ceded reinsurance premiums	(1,874,000)	(5,762,000)	(3,766,000)
Movement in net unearned premium	337,000	(1,195,000)	(862,000)
Net premium earned	847,000	246,000	79,000
Change in insurance claims reserves	(558,000)	(241,000)	(79,000)
Net income on insurance contracts	289,000	5,000
Insurance underwriting commission	381,000	172,000	56,000
Insurance administrator commission	4,473,000	1,604,000	3,489,000
Total insurance income	$ 5,143,000	$ 1,781,000	$ 3,545,000
Number of claims reported	0	0